Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2018
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates	Investment in affiliates at March 31, 2017 and 2018 consists of the following:

	Millions of yen
	2017	2018
Shares	¥485,386	¥531,481
Loans and others	38,848	59,882

	¥524,234	¥591,363

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2016, 2017 and 2018 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2016	2017	2018
Operations:
Total revenues	¥1,333,838	¥1,394,872	¥1,871,156
Income before income taxes	177,535	154,162	245,408
Net income	141,964	109,183	210,443

Financial position:
Total assets	¥8,350,901	¥8,452,544	¥9,391,445
Total liabilities	6,206,321	6,075,513	6,717,326
Total equity	2,144,580	2,377,031	2,674,119